Shareholder’s equity - Schedule of cost-basis of the exchange reflects (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Shareholder’s equity [Abstract]
SPAC net assets	$ 131,086
Transactions costs	(30,063)
IFRS 2 Share-based payment expense	73,917
Share Capital issued	(202)
Total	$ 174,738